Note 16 - Basic And Diluted Net Income Per Common Share	12 Months Ended
Mar. 31, 2012
Earnings Per Share [Text Block]
16.      BASIC AND DILUTED NET INCOME PER COMMON SHARE

Basic and diluted net income attributable to Internet Initiative Japan Inc. per common share computation for three years ended March 31, 2010, 2011 and 2012 is as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Numerator―
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥2,234,138	¥3,203,368	¥3,640,963	$44,181

	Number of Shares
	2010	2011	2012
Denominator:
Weighted-average common shares outstanding―basic	202,544	202,644	202,684
Dilutive effect of stock options			98
Weighted-average common shares outstanding―diluted	202,544	202,644	202,782

	Yen			U.S. Dollars
	2010	2011	2012	2012

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥11,030	¥15,808	¥17,964	$218

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥11,030	¥15,808	¥17,955	$218

For the years ended March 31, 2010 and 2011, potentially dilutive shares were excluded from the computation of diluted net income attributable to Internet Initiative Japan Inc. because the exercise prices of the options were greater than the average market price of the common shares.

Diluted net income attributable to Internet Initiative Japan Inc. per share does not include the effects of the following potential common shares:

	Year Ended March 31
	2010	2011	2012

Shares issuable under stock options	2,500	1,475	-